ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Schedule of Subsidiaries
Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Technology Limited (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

JinkoSolar International Limited (“JinkoSolar International”)	November 25, 2009	Hong Kong	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Pty Ltd. (“JinkoSolar South Africa”)	April 13, 2012	South Africa	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

JinkoSolar Power Engineering Group Limited (“JinkoSolar Power”)*	November 12, 2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltda (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA.	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Jiangxi Jinko Domestic Photovoltaics Technology Co., Ltd	October 8, 2014	PRC	100%

Zhejiang Jinko Financial Leasing Co., Ltd	October 10, 2014	PRC	100%

Zhejiang Jinko Domestic Photovoltaics Technology Co., Ltd	October 15, 2014	PRC	100%

Shanghai Jinko Photovoltaics Technology Co., Ltd	November 6, 2014	PRC	100%

Shanghai Jinko Financial Information Service Co., Ltd	November 7, 2014	PRC	100%

JinkoSolar Household PV Technology Holding Co., Ltd	December 30, 2014	Hong Kong	100%

*	JinkoSolar Power, a 55% owned subsidiary of WWG Investment, is the holding company of the Group's solar project business.

Schedule of JinkoSolar Power's major subsidiaries
Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of ownership

Canton Best Limited (“Canton Best BVI”) **	September 16, 2013	BVI	100%

Wide Wealth Group Holding Limited (“Wide Wealth Hong Kong”)**	June 11, 2012	Hong Kong	100%

Jiangxi JinkoSolar Engineering Co, Ltd. (“Jinko Engineering”) (Originally named as Shangrao Jinko PV Technology Engineering Co., Ltd.)	July 28, 2011	PRC	100%

Jinko Power Co., Ltd. (Zhejiang) (formerly Haining JinkoSolar Investment Co.,Ltd)	September 14, 2012	PRC	100%

**
Canton Best BVI is a wholly owned subsidiary of JinkoSolar Power, and Wide Wealth Hong Kong is a wholly owned subsidiary of Canton Best BVI. Wide Wealth Hong Kong holds 100% equity interests in Jinko Engineering which further holds 100% equity interests in Jinko Power Co., Ltd. (Zhejiang). Jinko Power Co., Ltd. (Zhejiang) holds 43 solar power project entities in the PRC.